Subsequent events (Details Textual) - Subsequent Event [Member]	Apr. 01, 2018 $ / shares shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.27
Stock Issued During Period, Shares, New Issues	20,666